UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03162

Active Assets Tax-Free Trust
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	June 30, 2007

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Tax-Free Trust

Portfolio of Investments • September 30, 2006 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	DEMAND
THOUSANDS		RATE†	DATE*	VALUE
	Short-Term Variable Rate Municipal Obligations (95.8%)
	Alabama
$40,000	Birmingham Medical Clinic Board, University of Alabama Health Services Foundation Ser 1991	3.75%	10/06/06	$40,000,000
	Infirmary Health System Special Care Facilities Financing Authority of Mobile,
19,000	Ser 2006 A	3.75	10/06/06	19,000,000
19,600	Ser 2006 B	3.77	10/06/06	19,600,000
7,770	Roaring Fork Municipal Products, Alabama State University Class Ser 2006 Class A Certificates Ser 2006-18 (XLCA)	3.81	10/06/06	7,770,000
38,200	University of Alabama, Hospital Ser 2000 (Ambac)	3.71	10/06/06	38,200,000

	Arizona
27,090	Arizona Health Facilities Authority, Banner Health Ser 2005 A (MBIA)	3.74	10/06/06	27,090,000
15,000	McAllister Academic Village LLC, Arizona State University Ser 2005 A (Ambac)	3.75	10/06/06	15,000,000
5,000	Pima County Industrial Development Authority, El Dorado Hospital Ser 2004	3.78	10/06/06	5,000,000
16,900	Pine Ridge Village/Campas Heights LLC, Northern Arizona University Ser 2005 (FGIC)	3.77	10/06/06	16,900,000
37,400	Scottsdale Industrial Development Authority, Scottsdale Healthcare Ser 2006 D (FSA)	3.73	10/06/06	37,400,000
8,805	Sun Devil Energy Center LLC, Arizona State University Ser 2004 (FGIC)	3.77	10/06/06	8,805,000

	California
36,000	California Health Facilities Financing Authority, Kaiser Permanente Ser 2006 C	3.64	10/06/06	36,000,000
1,300	Los Angeles Department of Water & Power, Water System 2001Ser B Subser B-1	3.68	10/06/06	1,300,000

	Colorado
12,000	Broomfield Urban Renewal Authority, Broomfield Event Center Ser 2005	3.76	10/06/06	12,000,000
7,900	Centerra Metropolitan District No 1, Ser 2004	3.77	10/06/06	7,900,000
12,580	Colorado, UCDHSC Fitzsimons Academic Facilities Ser 2005 B COPs P-FLOATs PT-3336 (MBIA)	3.78	10/06/06	12,580,000
6,255	Colorado Educational & Cultural Facilities Authority, Oklahoma’s Public Radio Ser 2005 A	3.76	10/06/06	6,255,000
	Colorado Health Facilities Authority,
8,300	Catholic Health Initiatives Ser 2004 B-4	3.75	10/06/06	8,300,000
19,835	NCMC Inc Ser 2005 (FSA)	3.74	10/06/06	19,835,000
20,000	Colorado Springs, Utilities System Sub Lien Ser 2006 A	3.78	10/06/06	20,000,000
15,000	Colorado Student Obligation Bond Authority, Ser 1989 A (Ambac) (AMT)	3.79	10/06/06	15,000,000
8,000	Denver Urban Renewal Authority, Stapleton Senior Tax Increment Ser 2004 A-1 P-FLOATs PT-999	3.83	10/06/06	8,000,000
13,205	Midcities Metropolitan District No 1, STARS BNP Ser 2004-110	3.81	10/06/06	13,205,000
14,010	Westminster, Multifamily Housing Camden Arbors Apartments Ser 2004	3.75	10/06/06	14,010,000

	Delaware
7,700	Delaware Economic Development, St Andrew’s School, Ser 2004	3.74	10/06/06	7,700,000
8,820	New Castle County, University Courtyard Apartments Ser 2005	3.78	10/06/06	8,820,000

	District of Columbia
3,500	District of Columbia, Public Welfare Foundation Ser 2000	3.75	10/06/06	3,500,000

	Florida
17,570	Broward County School Board, Ser 2005 COPs (FSA)	3.74	10/06/06	17,570,000
	Capital Trust Agency,
20,655	Multifamily Housing Floater-TRs Ser 2005 F7	3.83	10/06/06	20,655,000
16,675	Multifamily Housing Ser 2006 P-FLOATs MT-194	3.83	10/06/06	16,675,000
24,500	Collier County Health Facilities Authority, The Moorings Inc Ser 2005	3.75	10/06/06	24,500,000
22,250	Dade County Industrial Development Authority, Dolphins Stadium Ser 1985 B & C	3.75	10/06/06	22,250,000
55,000	Florida Gas Utility, Gas Supply Acquisition No 2 Ser 2006 A-1	3.78	10/06/06	55,000,000
7,325	Florida Housing Finance Corporation, Monterey Lakes/Apartments 2005 Ser C	3.77	10/06/06	7,325,000
8,000	Leesburg, The Villages Regional Hospital Ser 2006 (Radian)	3.80	10/06/06	8,000,000
54,050	Miami-Dade County, Water & Sewer System Ser 2005 (FSA)	3.74	10/06/06	54,050,000
9,000	Miami-Dade County Educational Facilities Authority, Carlos Albizu University Ser 2000	3.79	10/06/06	9,000,000
29,705	North Broward Hospital District, Ser 2005 A (MBIA)	3.74	10/06/06	29,705,000
12,735	Orange County Housing Finance Authority, Post Lakes/Apartments Ser 1997 F	3.77	10/06/06	12,735,000
18,300	Orlando Utilities Commission, Water & Electric Ser 2002 A	3.73	10/06/06	18,300,000
4,165	Palm Beach County School Board, Ser 2004 A COPs ROCs II-R Ser 6008 (FGIC)	3.78	10/06/06	4,165,000
33,695	Port St Lucie, Utility System Ser 2005 (MBIA)	3.75	10/06/06	33,695,000

	Georgia
	Atlanta,
11,625	Airport Ser 2003RF B-2 (MBIA)	3.74	10/06/06	11,625,000
3,970	Airport Ser 2004 A MERLOTs Ser C14 (FSA) (AMT)	3.83	10/06/06	3,970,000
15,000	Sub Lien Tax Allocation Atlantic Station Ser 2006	3.84	10/06/06	15,000,000
7,900	Water & Wastewater Ser 2001 B (FSA)	3.75	10/06/06	7,900,000
13,000	DeKalb County Hospital Authority, DeKalb Medical Center Ser 2005	3.75	10/06/06	13,000,000
16,550	DeKalb Private Hospital Authority, Egleston Children’s Health Care System Ser 1994 B	3.75	10/06/06	16,550,000
11,000	Floyd County Development Authority, Berry College Ser 2006	3.75	10/06/06	11,000,000
8,900	Fulton County Development Authority, St George Village CCRC Ser 2004	3.74	10/06/06	8,900,000
49,500	Georgia Municipal Gas Authority, Gas Portfolio II Ser 1997 C	3.80	10/06/06	49,500,000

	Hawaii
13,655	Hawaii, ROCs II-R Ser 6012 (MBIA)	3.78	10/06/06	13,655,000

	Illinois
14,800	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Metrolink Cross County Extension Ser 2002 A (FSA)	3.75	10/06/06	14,800,000
	Chicago,
6,505	2004 Ser A P-FLOATs PT-2361 (FSA)	3.78	10/06/06	6,505,000
7,415	Chicago O’Hare International Airport Third Lien Ser 2005 A P-FLOATs PT-3340 (MBIA)	3.78	10/06/06	7,415,000
96,000	Chicago O’Hare International Airport Third Lien Ser 2005 C & D (CIFG)	3.75	10/06/06	96,000,000
17,900	Neighborhoods Alive Ser 21 B (MBIA)	3.78	10/06/06	17,900,000
11,000	Ser 2002 B (FGIC)	3.74	10/06/06	11,000,000
5,300	Chicago Board of Education, Ser 2004 C-2 (FSA)	3.77	10/06/06	5,300,000
30,500	Cook County, Ser 2002 B	3.75	10/06/06	30,500,000
12,400	Glendale Heights, Glendale Lakes Ser 2000	3.75	10/06/06	12,400,000
6,905	Illinois Development Finance Authority, Jewish Federation of Metropolitan Chicago Ser 1999 (Ambac)	3.80	10/06/06	6,905,000
	Illinois Finance Authority,
7,500	Dominican University Ser 2006	3.80	10/06/06	7,500,000
10,000	Northwestern University Ser 2004 B	3.76	10/06/06	10,000,000
20,000	Rush University Medical Center Ser 2006 A-1 (MBIA)	3.73	10/06/06	20,000,000
7,500	Three Crowns Park Ser 2006 C	3.77	10/06/06	7,500,000
40,000	Illinois Health Facilities Authority, Northwestern Memorial Hospital Ser 1995	3.80	10/06/06	40,000,000
11,595	Kane, Cook & DuPage Counties, School District #U-46 PUTTERs Ser 426 (Ambac)	3.81	10/06/06	11,595,000
5,020	Metropolitan Pier & Exposition Authority, McCormick Place Expansion Ser 2002 A Eagle #20040030 Class A (MBIA)	3.79	10/06/06	5,020,000
13,050	Oak Forest, Homewood South Suburban Mayors & Managers Association Ser 1989	3.74	10/06/06	13,050,000
32,770	Regional Transportation Authority, Refg Ser 2005 B	3.77	10/06/06	32,770,000
	Roaring Fork Municipal Products,
6,460	Chicago Water Ser 2006 A Class A Certificates Ser 2006-7 (Ambac)	3.81	10/06/06	6,460,000
8,395	Kendall & Kane Counties Community Unit School District No 115 Class A Certificates Ser 2006-4 (FSA)	3.82	10/06/06	8,395,000

	Indiana
7,105	Franklin Community Multi-School Building Corporation, Ser 2004 ROCs II-R Ser 2140 (FGIC)	3.78	10/06/06	7,105,000
4,400	Indiana Educational Facilities Authority, Bethel College Ser 2004	3.74	10/06/06	4,400,000
50,000	Indiana Health & Educational Facility Financing Authority, Sisters of St Francis Health System Ser 2006 A (MBIA)	3.74	10/06/06	50,000,000
46,300	Indiana Health Facility Financing Authority, Clarian Health Obligated Group Ser 2000 C & 2003 H	3.77	10/06/06	46,300,000
1,970	Indianapolis, Health Quest Realty XXI Ser 1994 A TOBs (FHA)	3.92	10/06/06	1,970,000
7,000	Indianapolis Local Public Improvement Bond Bank, Waterworks Ser 2005 H (MBIA)	3.74	10/06/06	7,000,000
990	Merrillville, Southlake Care Center Ser 1992 A TOBs (FHA)	3.92	10/06/06	990,000
12,400	Purdue University, Student Facilities System Ser 2005 A	3.72	10/06/06	12,400,000
25,800	Richmond Hospital Authority, Reid Hospital Ser 2005 A (FSA)	3.74	10/06/06	25,800,000
2,045	South Bend, Fountainview Place Ser 1992 A TOBs (FHA)	3.92	10/06/06	2,045,000
5,755	University of Southern Indiana, Student Fee ROCs II-R Ser 2117 (Ambac)	3.78	10/06/06	5,755,000
11,000	Zionsville Community Schools Building Corporation, Boone County Ser 2005 A P-FLOATs PT-2870 (FSA)	3.78	10/06/06	11,000,000

	Iowa
	Iowa Finance Authority,
25,390	Iowa Health System Ser 2005 A-1 (FGIC)	3.74	10/06/06	25,390,000
9,475	Northcrest Inc Ser 2006	3.77	10/06/06	9,475,000

	Kansas
30,315	Kansas Department of Transportation, Highway Ser 2004 C-2	3.71	10/06/06	30,315,000

	Kentucky
11,000	Georgetown, Industrial Building Refg Georgetown College Ser 2006	3.74	10/06/06	11,000,000
53,600	Kentucky Public Energy Authority Inc, Gas Supply Ser 2006 A	3.86	10/02/06	53,600,000
12,975	Louisville & Jefferson County Metropolitan Government, Waterford Place Apartments Ser 2003	3.74	10/06/06	12,975,000
36,585	Ohio County, Big Rivers Electric Corp Ser 1983 (Ambac)	3.78	10/06/06	36,585,000

	Louisiana
12,000	Louisiana Municipal Natural Gas Purchasing & Distribution Authority, Gas Project No 1 Ser 2006 PUTTERs Ser 1411Q	3.80	10/06/06	12,000,000

	Maryland
	Maryland Health & Higher Educational Facilities Authority,
7,000	Catholic Health Initiatives Ser 1997 B	3.78	10/06/06	7,000,000
34,995	Mercy Medical Center Ser 2006 P-FLOATs MT-276	3.83	10/06/06	34,995,000

	Massachusetts
	Massachusetts Development Finance Agency,
11,265	Dana Hall School Ser 2004	3.75	10/06/06	11,265,000
10,415	New Jewish High School Ser 2002	3.74	10/06/06	10,415,000
14,800	Phillips Academy Ser 2003	3.74	10/06/06	14,800,000
24,430	Simmons College Ser 2006 G (XLCA)	3.70	10/06/06	24,430,000
7,000	The Institute of Contemporary Art Ser 2004 A	3.75	10/06/06	7,000,000
29,100	Massachusetts Water Resources Authority, Multi-Modal Sub 2000 Ser C (FGIC)	3.75	10/06/06	29,100,000

	Michigan
120,125	Detroit, Water Supply System Refg Second Lien Ser 2001-C (FGIC)	3.80	10/06/06	120,125,000
14,385	Holt Public Schools, Refg Ser 2002	3.73	10/06/06	14,385,000
22,000	Kalamazoo Hospital Finance Authority, Bronson Methodist Hospital Ser 2006 (FSA)	3.73	10/06/06	22,000,000
	Kent Hospital Finance Authority,
17,500	Metropolitan Hospital Ser 2005 B	3.78	10/06/06	17,500,000
23,900	Spectrum Health Ser 2005 A (FGIC)	3.74	10/06/06	23,900,000
	Michigan Hospital Finance Authority,
15,000	Ascension Health Ser 1999 B	3.72	10/06/06	15,000,000
10,000	Henry Ford Health System Ser 2006 B	3.74	10/06/06	10,000,000

12,400	Trinity Health Credit Group Ser 2005 E	3.83	10/02/06	12,400,000
26,700	Michigan State University, Ser 2003 A	3.72	10/06/06	26,700,000
6,000	Michigan Strategic Fund, The Van Andel Research Institute Ser 2001	3.80	10/06/06	6,000,000
11,100	Oakland University, Ser 2001 (FGIC)	3.75	10/06/06	11,100,000
8,655	RBC Municipal Products Trust Inc, Detroit Sewage Disposal System Ser 2003 A Floater Certificates Ser I-2 (FSA)	3.79	10/06/06	8,655,000

	Minnesota
32,280	Minneapolis, Fairview Health Services Ser 2005 B (Ambac)	3.74	10/06/06	32,280,000
14,700	Oak Park Heights, Multifamily Boutwells Landing Ser 2005	3.75	10/06/06	14,700,000
10,710	University of Minnesota Regents, Ser 1999 A	3.72	10/06/06	10,710,000

	Mississippi
67,917	Mississippi Development Bank, MGAM Natural Gas Supply Ser 2005	3.75	10/06/06	67,917,000
45,500	Perry County, Leaf River Forest Products Inc Ser 2002	3.75	10/06/06	45,500,000

	Missouri
64,000	Kansas City Industrial Development Authority, Kansas City Downtown Redevelopment District Ser 2005 A & Ser 2006 A (Ambac)	3.77	10/06/06	64,000,000
7,005	Kansas City Tax Increment Financing Commission, Chouteau I-35 Ser 2003 A (MBIA)	3.77	10/06/06	7,005,000
7,975	Kirkwood School District Educational Facilities Authority, Ser 2005 B P-FLOATs PT-3164 (MBIA)	3.78	10/06/06	7,975,000

	Nebraska
	American Public Energy Agency,
117,630	Gas Supply Ser 2005A	3.75	10/06/06	117,630,000
43,000	National Public Gas Agency 2003 Ser A	3.75	10/06/06	43,000,000
7,000	Omaha, Eagle #2004001 Class A	3.79	10/06/06	7,000,000

	Nevada
	Clark County,
28,000	Airport Improvement Refg 1993 Ser A (MBIA)	3.74	10/06/06	28,000,000
105,515	Airport System Sub-Lien Ser 2001C (FGIC) & Ser 2005 D-1 (FGIC)	3.74	10/06/06	105,515,000
16,000	Las Vegas-McCarran International Airport Passenger Facility 2005 Ser A (MBIA) (AMT)	3.80	10/06/06	16,000,000
10,500	Las Vegas, Andre Agassi Charitable Foundation Ser 2005	3.74	10/06/06	10,500,000

	New Hampshire
	New Hampshire Health & Education Facilities Authority,
8,500	LRG Healthcare Ser 2006 B	3.79	10/06/06	8,500,000
8,500	Tilton School Ser 2006	3.76	10/06/06	8,500,000

	New Jersey
20,340	New Jersey Economic Development Authority, School Facilities Construction Ser 2005 O ROCs II-R Ser 437	3.78	10/06/06	20,340,000
2,435	New Jersey Transportation Trust Fund Authority, Ser 2004 A PUTTERs Ser 503 (FGIC)	3.78	10/06/06	2,435,000

	New Mexico
34,700	New Mexico Hospital Equipment Loan Council, Presbyterian Healthcare Services Ser 2005 B (FSA)	3.76	10/06/06	34,700,000

	New York
6,300	Monroe County Industrial Development Agency, St John Fisher College Ser 2005 (Radian)	3.69	10/06/06	6,300,000
78,500	New York City Industrial Development Agency, One Bryant Park LLC Ser 2004 A	3.77	10/06/06	78,500,000
21,930	New York City Municipal Water Finance Authority, Fiscal 2003 Subser C-2	3.75	10/06/06	21,930,000
	New York State Dormitory Authority,
30,265	Mental Health Services Facilities Ser 2003D-2F	3.75	10/06/06	30,265,000
17,940	Rochester General Hospital Ser 2005 P-FLOATs PA-1335 (Radian)	3.79	10/06/06	17,940,000
10,000	New York State Local Government Assistance Corporation, Sub Lien Ser 2003 A-4V (FSA)	3.75	10/06/06	10,000,000
700	Suffolk County Water Authority, Ser 2003 BANs	3.70	10/06/06	700,000
50,000	Triborough Bridge & Tunnel Authority, Ser 2005 B-4	3.70	10/06/06	50,000,000

	North Carolina
31,025	Cary, Ser 2006	3.73	10/06/06	31,025,000
5,150	Charlotte, Convention Facility Ser 2003 B COPs	3.74	10/06/06	5,150,000
6,300	Charlotte-Mecklenburg Hospital Authority, Carolinas HealthCare System Ser 2005 B	3.80	10/02/06	6,300,000
40,130	Guilford County, Ser 2005 A & B	3.74	10/06/06	40,130,000
7,375	Mecklenburg County, Ser 2004 COPs	3.74	10/06/06	7,375,000
	North Carolina,
15,295	Ser 2002 E	3.75	10/06/06	15,295,000
36,810	Ser 2002 E	3.72	10/06/06	36,810,000
	North Carolina Capital Facilities Agency,
12,900	Capital Area YMCA Ser 2002	3.77	10/06/06	12,900,000
9,500	Durham Academy Ser 2001	3.75	10/06/06	9,500,000
	North Carolina Medical Care Commission,
65,200	Duke University Health System Ser 2005 A & C	3.73	10/06/06	65,200,000
27,000	Firsthealth of the Carolinas Ser 2002	3.74	10/06/06	27,000,000
29,900	North Carolina Baptist Hospitals Ser 2000	3.75	10/06/06	29,900,000
48,000	Raleigh, Downtown Improvement Ser 2005 B COPs	3.73	10/06/06	48,000,000
30,300	Wake County, School Bonds Ser 2004 A	3.71	10/06/06	30,300,000

	Ohio
4,000	Cincinnati City School District, Ser 2003 Eagle# 20040034 Class A (FSA)	3.79	10/06/06	4,000,000
60,020	Cleveland, Water 2004 Ser M (FSA)	3.72	10/06/06	60,020,000
	Franklin County,
4,700	Doctors OhioHealth Corp Ser 2001 ROCs II-R Ser 55	3.78	10/06/06	4,700,000
9,000	Ohio Health Corp Ser 2006 (Ambac)	3.72	10/06/06	9,000,000
	Ohio,
10,000	Common Schools Ser 2006 C	3.74	10/06/06	10,000,000

5,570	Ser 2004 P-FLOATs PT-2137	3.77	10/06/06	5,570,000
16,225	Portage County, Robinson Memorial Hospital Ser 2005	3.79	10/06/06	16,225,000

	Oklahoma
8,000	Oklahoma Student Loan Authority, Ser 2005A (MBIA) (AMT)	3.79	10/06/06	8,000,000
	Oklahoma Water Resources Board, State Loan Program
10,985	Ser 2003 A	3.55	04/03/07	10,985,000
34,650	Ser 2001 & 2003 A	3.50	10/01/06	34,650,000
	Tulsa County Industrial Authority,
15,000	Capital Improvement Ser 2003 A	3.70	11/15/06	15,000,000
5,600	St Francis Health System Ser 2003 Floater-TRs Ser 2006 P7U	3.81	10/06/06	5,600,000

	Oregon
14,500	Clackamas County Hospital Facility Authority, Legacy Health System Ser 2003	3.74	10/06/06	14,500,000
11,545	Oregon, Homeowner Ser 2005 A P-FLOATs MT-133	3.79	10/06/06	11,545,000
20,000	Oregon Health Sciences University, OHSU Medical Group Ser 2004 A	3.75	10/06/06	20,000,000

	Pennsylvania
11,300	Allegheny County Industrial Development Authority, Carnegie Museums of Pittsburgh Ser 2002	3.80	10/06/06	11,300,000
3,200	Derry Township Industrial & Commercial Development Authority, Hotel Tax Arena Ser 2000 A	3.78	10/06/06	3,200,000
10,000	Easton Area School District, Ser 2006 (FSA)	3.75	10/06/06	10,000,000
18,000	Harrisburg Authority, School Ser 2006 (FSA)	3.75	10/06/06	18,000,000
9,500	Lancaster County Hospital Authority, Willow Valley Retirement Communities Ser 2002 B (Radian)	3.79	10/06/06	9,500,000
11,300	Northampton County Higher Education Authority, Lafayette College Ser 1998 A	3.72	10/06/06	11,300,000
15,000	Pennsylvania Higher Education Assistance Agency, Student Loan 2001 Ser A (Ambac) (AMT)	3.83	10/06/06	15,000,000
	Pennsylvania Turnpike Commission,
29,900	2002 Ser A-2	3.78	10/06/06	29,900,000
12,000	Ser 2002 B	3.74	10/06/06	12,000,000
47,860	Philadelphia, Water & Wastewater Ser 2003 (FSA)	3.73	10/06/06	47,860,000
9,055	Philadelphia Industrial Development Authority, NewCourtland Elder Services Ser 2003	3.81	10/02/06	9,055,000
22,300	York General Authority, Harrisburg School District Subser 1996 B (Ambac)	3.75	10/06/06	22,300,000

	Rhode Island
5,805	Rhode Island Convention Center Authority, Refg 2001 Ser A (MBIA)	3.75	10/06/06	5,805,000
11,100	Rhode Island Health & Educational Building Corporation, Meeting Street Center Ser 2005	3.75	10/06/06	11,100,000

	South Carolina
37,500	Charleston Educational Excellence Finance Corporation, Charleston County School District Ser 2005 ROCs II-R Ser 471	3.78	10/06/06	37,500,000
13,100	Florence County, McLeod Regional Medical Center Ser 1985 A (FGIC)	3.75	10/06/06	13,100,000
5,000	Greenwood County, Fuji Photo Film Inc Ser 2004 (AMT)	3.92	10/06/06	5,000,000
10,780	South Carolina, Research University Infrastructure Ser 2005 A P-FLOATs PT-3245	3.78	10/06/06	10,780,000
	South Carolina Educational Facilities Authority,
10,955	Charleston Southern University Ser 2003	3.74	10/06/06	10,955,000
5,800	Furman University Ser 2006 B	3.80	10/02/06	5,800,000
5,600	South Carolina Jobs Economic Development Authority, Burroughs & Chapin Business Park Ser 2002	3.79	10/06/06	5,600,000
4,530	South Carolina Public Service Authority, ROCs II-R Ser 6007 (Ambac)	3.78	10/06/06	4,530,000

	Tennessee
10,300	Chattanooga Health, Educational & Housing Facility Board, The Baylor School Ser 2004	3.75	10/06/06	10,300,000
9,700	Clarksville Public Building Authority, Pooled Financing Ser 2004	3.85	10/02/06	9,700,000
16,400	Greeneville Health & Educational Facilities Board, Laughlin Memorial Hospital Ser 2004	3.75	10/06/06	16,400,000
50,000	Jackson City, Jackson-Madison County General Hospital Ser 2006 B (Ambac)	3.74	10/06/06	50,000,000
9,500	Jackson Health, Educational & Housing Facility Board, Union University Ser 2005	3.75	10/06/06	9,500,000
17,945	Memphis Health Educational & Housing Facility Board, Watergrove Apartments Ser 2004	3.74	10/06/06	17,945,000
	Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board,
7,600	Ensworth School Ser 2002	3.75	10/06/06	7,600,000
7,270	Mary Queen of Angels Inc Ser 2000	3.75	10/06/06	7,270,000
33,565	Vanderbilt University Ser 2005 A-2	3.67	10/06/06	33,565,000
23,700	Montgomery County Public Building Authority, Pooled Financing Ser 1999	3.74	10/06/06	23,700,000
22,000	Shelby County Health, Educational & Housing Facilities Board, Baptist Memorial Health Care Ser 2004 A P-FLOATs PA-1277	3.79	10/06/06	22,000,000
	Tennergy Corporation,
28,000	Gas Ser 2006 A PUTTERs Ser 1258Q	3.80	10/06/06	28,000,000
55,000	Gas Ser 2006 A PUTTERs Ser 1260B	3.79	10/06/06	55,000,000
	Tennessee Energy Acquisition Corporation,
10,000	Gas Ser 2006 A ROCs II-R Ser 598	3.78	10/06/06	10,000,000
30,000	Gas Ser 2006 A FLOATERs Ser 47TP	3.79	10/06/06	30,000,000
28,525	Gas Ser 2006 A PUTTERs Ser 1418	3.80	10/06/06	28,525,000
6,410	Wilson County, Ser 2005 P-FLOATs PT-2661 (MBIA)	3.78	10/06/06	6,410,000

	Texas
6,510	Beaumont, Waterworks & Sewer System Ser 2005 P-FLOATs PT-2895 (MBIA)	3.78	10/06/06	6,510,000
34,155	Coastal Bend Health Facilities Development Corporation, Christus Health Ser 2005 Subser B-3 (Ambac)	3.74	10/06/06	34,155,000
6,125	Dallas Independent School District, Ser 2004 A ROCs II-R Ser 6038	3.78	10/06/06	6,125,000
8,570	El Paso Independent School District, Ser 2004 A ROCs II-R Ser 2129	3.78	10/06/06	8,570,000
19,519	Garland Health Facilities Development Corporation, Chambrel Club Hill Ser 2002	3.74	10/06/06	19,519,000
	Harris County Health Facilities Development Corporation,
20,300	Baytank Inc Ser 1998	3.78	10/06/06	20,300,000
65,000	Christus Health Ser 2005 Subser A-1 (Ambac)	3.74	10/06/06	65,000,000
110,900	Methodist Hospital System Ser 2006 A	3.89	10/02/06	110,900,000
5,155	Houston Combined Utility System Ser 2004 ROCs II-R Ser 4559 (FSA)	3.78	10/06/06	5,155,000
8,630	Houston Health Facilities Development Corporation, Buckingham Senior Living Community Inc Ser 2004 C	3.75	10/06/06	8,630,000
14,000	Lower Neches Valley Authority, Chevron USA Inc Ser 1987	3.63	02/15/07	14,000,000
37,100	North Texas Tollway Authority, Dallas North Tollway System Ser 2005 C (FGIC)	3.77	10/06/06	37,100,000

5,330	Northside Independent School District, Ser 2003 P-FLOATs PT-2254	3.78	10/06/06	5,330,000
6,530	Port Arthur Independent School District, Ser 2005 P-FLOATs PT-2679 (FGIC)	3.78	10/06/06	6,530,000
9,035	Roaring Fork Municipal Products, Dallas Independent School District Class A Certificates Ser 2004 -6	3.82	10/06/06	9,035,000
20,700	San Antonio, Water System Sub Lien Ser 2003 B (MBIA)	3.80	10/06/06	20,700,000
6,795	Texas Department of Housing & Community Affairs, High Point III Development Ser 1993 A	3.77	10/06/06	6,795,000
16,875	Texas Municipal Gas Corporation, Senior Lien Ser 1998 (FSA)	3.75	10/06/06	16,875,000
2,940	Texas Water Development Board, Revolving Fund Senior Lien Ser 2000 A P-FLOATs PT-2187	3.76	10/06/06	2,940,000
7,180	Upper Trinity Regional Water District, Regional Treated Water Supply System Refg Ser 2005 P-FLOATs PT-3290 (Ambac)	3.78	10/06/06	7,180,000

	Utah
43,825	Murray City, IHC Health Services Inc Ser 2005 D	3.75	10/06/06	43,825,000

	Various States
176,125	Puttable Floating Option Tax-Exempts/Receipts, P-FLOATs EC-002	3.99	10/06/06	176,125,000

	Vermont
16,455	Vermont Economic Development Authority, Wake Robin Corporation Ser 2006 B	3.77	10/06/06	16,455,000
11,000	Vermont Housing Finance Agency, West Block University of Vermont Apartments Ser 2004 A	3.76	10/06/06	11,000,000

	Virginia
16,000	Chesapeake Hospital Authority, Chesapeake General Hospital Ser 2001A	3.75	10/06/06	16,000,000
108,020	Fairfax County Industrial Development Authority, Inova Health System Foundation Ser 2005 A-1, A-2 & C-2	3.70	10/06/06	108,020,000
41,100	Loudoun County Industrial Development Authority, Howard Hughes Medical Institute Ser 2003 F	3.72	10/06/06	41,100,000

	Washington
6,050	Bellevue, Ser 2004 Eagle# 20041011 Class A (MBIA)	3.79	10/06/06	6,050,000
9,775	Eclipse Funding Trust, Seattle Water System Ser 2005 Solar Eclipse Ser 2006-0002 (MBIA)	3.77	10/06/06	9,775,000
14,675	Energy Northwest, Columbia Generating Station Electric Ser 2006-A ROCs II-R Ser 6063	3.78	10/06/06	14,675,000
4,155	Pierce County, Puyallup School District No 3 PUTTERs Ser 415 (FSA)	3.78	10/06/06	4,155,000
10,000	Washington State, Floater-TRs Ser 2006 P23U (MBIA)	3.69	10/06/06	10,000,000

	Wisconsin
9,500	Brokaw, Wausau Paper Mills Co Ser 1995 (AMT)	3.98	10/06/06	9,500,000
6,245	Wisconsin, Clean Water 2004 Ser 1 ROCs II-R Ser 2165 (MBIA)	3.78	10/06/06	6,245,000
3,250	Wisconsin Health & Educational Facilities Authority, Ministry Health Care PUTTERs Ser 399 (MBIA)	3.78	10/06/06	3,250,000

	Wyoming
35,000	Campbell County, Two Elk Power Generation Station Ser 2005 B (AMT)	3.35	11/30/06	35,000,000

	Puerto Rico
11,795	Puerto Rico Public Improvement, Ser 2001-1 TOCs (FSA)	3.75	10/06/06	11,795,000

	Total Short-Term Variable Rate Municipal Obligations (Cost $5,150,126,000)			5,150,126,000

				YIELD TO
				MATURITY
		COUPON	MATURITY	ON DATE OF
		RATE	DATE	PURCHASE
	Tax-Exempt Commercial Paper (3.4%)
	Georgia
28,425	Burke County Development Authority, Oglethorpe Power Corp Ser 1998 B (Ambac)	3.62%	12/28/06	3.62%	28,425,000

	Illinois
28,000	Illinois Health Facilities Authority, Evanston Hospital Corp Ser 1988	3.72	10/26/06	3.72	28,000,000

	Kentucky
	Kentucky Asset Liability Commission,
34,000	General Fund Second Ser 2005 A-1	3.15	10/12/06	3.15	34,000,000
15,000	General Fund Second Ser 2005 A-2	3.15	10/11/06	3.15	15,000,000

	Maryland
15,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Hospital Ser B	3.60	10/25/06	3.60	15,000,000

	Texas
	Texas Municipal Power Agency,
23,100	Ser 2005 A	3.60	10/23/06	3.60	23,100,000
10,370	Ser 2005 A	3.60	10/24/06	3.60	10,370,000

	Washington
26,500	King County, Sewer Ser A	3.70	10/26/06	3.70	26,500,000

	Total Tax-Exempt Commercial Paper (Cost $180,395,000)				180,395,000

	Short-Term Municipal Notes & Bonds (2.6%)
	Georgia
8,000	Cobb County, Ser 2006 TANs, dtd 04/06/06	4.50	12/29/06	3.53	8,017,633

	Maryland
12,445	Maryland Community Development Administration, Department of Housing & Community Development Residential Notes 2005 Ser F, dtd 04/06/06	3.12	11/24/06	3.12	12,445,000

	Massachusetts
14,534	Medway, Ser 2006 BANs, dtd 03/17/06	4.00	11/17/06	3.40	14,545,417
11,851	Milford, Ser 2006 BANs, dtd 04/17/06	4.25	10/17/06	3.55	11,854,826
19,000	Pioneer Valley Transit Authority, Ser 2006 RANs, dtd 08/03/06	4.50	08/03/07	4.00	19,076,708

	New Hampshire
8,500	Cheshire County, Ser 2006 TANs, dtd 04/04/06	4.25	12/27/06	3.77	8,509,303
10,000	Merrimack County, Ser 2006 TANs, dtd 02/17/06	4.50	12/28/06	3.59	10,021,598

	New York
10,000	Gloversville City School District, Ser 2006 BANs, dtd 06/29/06	4.50	06/29/07	3.90	10,042,998
13,000	Marlboro Central School District, Ser 2006 B BANs, dtd 04/12/06	4.50	12/22/06	3.75	13,021,538
27,000	Roosevelt Union Free School District, Ser 2006 BANs, dtd 08/02/06	4.50	11/28/06	3.80	27,029,970

	South Carolina
6,660	Three Rivers Solid Waste Authority, Ser 2006 BANs, dtd 05/15/06	4.75	01/15/07	3.73	6,679,284

	Total Short-Term Municipal Notes & Bonds (Cost $141,244,275)				141,244,275

	Total Investments (Cost $5,471,765,275) (a)			101.8%	5,471,765,275

	Liabilities in Excess of Other Assets			(1.8)	(96,787,950)

	Net Assets			100.0%	$5,374,977,325

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
COPs	Certificates of Participation.
FLOATER-TRs	Floating Rate Trust Receipts.
MERLOTs	Municipal Exempt Receipts-Liquidity Option Tender.
P-FLOATs	Puttable Floating Option Tax-Exempt Receipts.
PUTTERs	Puttable Tax-Exempt Receipts.
RANs	Revenue Anticipation Notes.
ROCs	Reset Option Certificates.
TANs	Tax Anticipation Notes.
TOBs	Tender Option Bonds.
TOCs	Tender Option Certificates.
†	Rate shown is the rate in effect at September 30, 2006.
*	Date on which the principal amount can be recovered through demand.
(a)	Cost is the same for federal income tax purposes.

Bond Insurance:
Ambac	Ambac Assurance Corporation.
CIFG	CIFG Assurance North America Inc.
FGIC	Financial Guaranty Insurance Company.
FHA	Federal Housing Administration.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.
Radian	Radian Asset Assurance Inc.
XLCA	XL Capital Assurance Inc.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 21, 2006